Debt issued measured at amortized cost (Detail 1) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Certificates of deposit and commercial paper	$ 40,640	$ 41,151
Other short-term debt	2,458	5,515
Short-term debt	43,098	46,666
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	38,984	36,611
Senior unsecured debt other than TLAC	27,590	21,340
of which: issued by UBS AG with original maturity greater than one year	23,307	18,464
Covered bonds	1,389	2,796
Subordinated debt	18,640	22,157
of which: high-trigger loss-absorbing additional tier 1 capital instruments	11,052	11,837
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,425	2,577
of which: low-trigger loss-absorbing tier 2 capital instruments	2,596	7,201
of which: non-Basel III-compliant tier 2 capital instruments	547	543
Debt issued through the Swiss central mortgage institutions	9,454	9,660
Other long-term debt	0	3
Long-term debt	96,057	92,566
Total debt issued measured at amortized cost	$ 139,155	$ 139,232
Unsecured portion of senior fixed-rate bonds issued with maturity greater than one year	100.00%	100.00%
UBS AG
Entity [Table]
Certificates of deposit and commercial paper	$ 41,151	$ 40,640
Other short-term debt	2,458	5,515
Short-term debt	43,098	46,666
Senior unsecured debt other than TLAC	23,328	18,483
of which: issued by UBS AG with original maturity greater than one year	23,307	18,464
Covered bonds	1,389	2,796
Subordinated debt	5,163	7,744
of which: high-trigger loss-absorbing additional tier 1 capital instruments	11,414	11,854
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,426	2,575
of which: low-trigger loss-absorbing tier 2 capital instruments	2,596	7,201
of which: non-Basel III-compliant tier 2 capital instruments	547	543
Debt issued through the Swiss central mortgage institutions	9,454	9,660
Other long-term debt	0	3
Long-term debt	39,334	38,685
Total debt issued measured at amortized cost	$ 82,432	$ 85,351
Unsecured portion of senior fixed-rate bonds issued with maturity greater than one year	100.00%	100.00%